Operating costs - Summary of research and development expenditure by alliance and own funded research (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Expenses by nature [abstract]
Research and development under alliance	€ (122,663)	€ (71,980)	€ (80,832)
Galapagos funded research and development	(95,839)	(67,593)	(48,882)
Total research and development expenditure	€ (218,502)	€ (139,573)	€ (129,714)